EQUITY TRANSACTIONS (Narrative) (Details) - $ / shares			6 Months Ended
	Mar. 27, 2024	Jan. 05, 2024	Jun. 30, 2025	Jun. 30, 2024	Jan. 07, 2025	Dec. 31, 2024
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares					8,800,000,000
Ordinary shares, par value per share					$ 0.00005
Share-based compensation, shares			38,644,400	40,318,000
Ordinary shares, issued			1,634,044,290
ADR [Member]
EQUITY TRANSACTIONS
Issuance of ordinary shares from exercise of Series B warrants, shares		5,000
Shares issued per share		$ 6
Class A ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares			8,399,935,000		8,399,935,000	1,599,935,000
Ordinary shares, par value per share			$ 0.00005			$ 0.00005
Preference shares, shares authorized					65,000
Issuance of ordinary shares from exercise of Series B warrants, shares		500,000		500,000
Share-based compensation, shares			38,644,400	40,318,000
Issuance of ordinary shares as incentive shares, shares	2,291,280			2,291,280
Ordinary shares, issued			1,634,044,290			1,595,399,890
Ordinary shares, outstanding			1,634,044,290			1,595,399,890
Class B ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares			400,000,000		400,000,000	400,000,000
Ordinary shares, par value per share			$ 0.00005			$ 0.00005
Ordinary shares, issued			99			99
Ordinary shares, outstanding			99			99